UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	October 7, 2003

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARDINAL HEALTH INC COM        COM              14149Y108     2919    50000 SH       SOLE                    50000
CHECKFREE CORP NEW             COM              162813109     1000    50000 SH       SOLE                    50000
COLGATE PALMOLIVE CO COM       COM              194162103      838    15000 SH       SOLE                    15000
DU PONT E I DE NEM             COM              263534109     2801    70000 SH       SOLE                    70000
ENSCO INTL INC COM             COM              26874Q100      670    25000 SH       SOLE                    25000
EXXON MOBIL CORP               COM              30231g102      915    25000 SH       SOLE                    25000
MILESTONE SCIENTIFIC COM       COM              59935P100      527   555000 SH       SOLE                   555000
PFIZER INC                     COM              717081103     3038   100000 SH       SOLE                   100000
TEXAS INSTRS INC COM           COM              882508104     1140    50000 SH       SOLE                    50000
WALGREEN CO                    COM              931422109      766    25000 SH       SOLE                    25000